Debt - Credit Facilities - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended
	Jul. 03, 2023	Sep. 30, 2024	May 10, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Borrowings		$ 281,890	$ 265,000	$ 130,494
Lineof credit covenants compliance description		The Company was in compliance with these covenants as of September 30, 2024.
Liquidity		$ 10,000
Leverage ratio		4
Qualified acquisition leverage ratio		0.5
Permitted acquisition leverage ratio		0.5
Permitted acquisitions additional step up ratio		0.25
Interest coverage ratio		2.75
Service coverage ratio		1.25
Commitment fees | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		0.50%
Minimum
Debt Instrument [Line Items]
Profroma leverage ratio		3.25
Minimum | Commitment fees | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		0.375%
Maximum
Debt Instrument [Line Items]
Leverage ratio		3.5
Maximum | Commitment fees | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		0.50%
SOFR
Debt Instrument [Line Items]
Credit facilities to accrue interest rate		0.10%
SOFR | Minimum | Letter of credit fees | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		3.00%
SOFR | Minimum | Letter of credit fees | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.75%
SOFR | Maximum | Letter of credit fees | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		4.00%
SOFR | Maximum | Letter of credit fees | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		3.75%
Base rate | Minimum | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.00%
Base rate | Minimum | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		1.75%
Base rate | Maximum | Prior to Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		3.00%
Base rate | Maximum | Following Consummation
Debt Instrument [Line Items]
Debt instrument, interest rate margin		2.75%
Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 100,000
Line of credit facility term	4 years
Borrowings		$ 266,250		95,000
Repayment of debt		100,000
Term Loan | Credit Agreement Amendment
Debt Instrument [Line Items]
Debt instrument, face amount			350,000
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount	$ 50,000	75,000
Borrowings		$ 15,000		$ 35,000
Revolving Credit Facility | Credit Agreement Amendment
Debt Instrument [Line Items]
Line of credit facility, amount			$ 75,000